Supplement to the John Hancock Equity Funds Prospectus
                               dated March 1, 2003


On page 31 delete the Subadviser and Portfolio Managers sections and replace them with the following:

Portfolio Managers

George P. Fraise
Joined fund team in 2000

Gordon Marchand, CFA, CIC
Joined fund team in 1995


Effective July 16, 2003, John Hancock Advisers, LLC terminated Yeager, Wood & Marshall, Inc. as sub-adviser to the John Hancock U.S. Global Leaders Growth Fund. Effective August 13, 2003, John Hancock Advisers, LLC hired George P. Fraise and Gordon Marchand as portfolio managers.


On page 41, the biographies of George P. Fraise and George M. Yeager are deleted and replaced with the following:

George P. Fraise
----------------
Senior Portfolio Manager of fund (Present)
Principal of Sustainable Growth Advisers LP (Present)
Executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) Portfolio manager of Scudder Kemper Investments (1997-2000)
Began business career in 1987

Gordon Marchand, CFA, CIC
-------------------------
Senior Portfolio Manager of fund (Present)
Principal of Sustainable Growth Advisers LP (Present)
Executive vice president of Yeager, Wood & Marshall, Inc. (1984-2003) Began business career in 1978


August 14, 2003

                   Supplement to the John Hancock Equity Funds
                        Institutional Class I Prospectus
                               dated March 1, 2003



On page 19 delete the Subadviser and Portfolio Managers sections and replace them with the following:

Portfolio Managers

George P. Fraise
Joined fund team in 2000

Gordon Marchand, CFA, CIC
Joined fund team in 1995


Effective July 16, 2003, John Hancock Advisers, LLC terminated Yeager, Wood & Marshall, Inc. as sub-adviser to the John Hancock U.S. Global Leaders Growth Fund. Effective August 13, 2003, John Hancock Advisers, LLC hired George P. Fraise and Gordon Marchand as portfolio managers.


On page 26, the biographies of George P. Fraise and George M. Yeager are deleted and replaced with the following:

George P. Fraise
----------------
Senior Portfolio Manager of fund (Present)
Principal of Sustainable Growth Advisers LP (Present)
Executive vice president of Yeager, Wood & Marshall, Inc. (2000-2003) Portfolio manager of Scudder Kemper Investments (1997-2000)
Began business career in 1987

Gordon Marchand, CFA, CIC
-------------------------
Senior Portfolio Manager of fund (Present)
Principal of Sustainable Growth Advisers LP (Present)
Executive vice president of Yeager, Wood & Marshall, Inc. (1984-2003) Began business career in 1978


August 14, 2003